Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Increase (decrease) in financial assets
Interest income	$ 21.0	$ 20.0	$ 16.0
Fair value gain	6.0	0.0	1.0
Investments held by environmental trust funds
Increase (decrease) in financial assets
Balance at beginning of year	200.0	167.0
Interest income	12.0	11.0
Fair value gain	6.0	0.0
Moab Khotsong acquisition	33.0	0.0
Equity-linked deposits acquired	0.0	15.0
Maturity/(acquisition) of held-to-maturity investments	0.0	(16.0)
Net (disposal)/acquisition of cash and cash equivalents	(1.0)	2.0
Translation	(15.0)	21.0
Balance at end of year	235.0	$ 200.0	$ 167.0
Nufcor SA | Investments held by environmental trust funds
Increase (decrease) in financial assets
Moab Khotsong acquisition	$ 5.0